Financial Instruments - Interest rate risk sensitivity analysis (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative liabilities | Other price risk
Financial Instruments
Notional amount of derivative financial instruments		$ 9,720
Net unrealized fair value gain (loss) of derivative		$ 172
Bottom of range | Interest rate risk
Financial Instruments
Decrease in Loss from continuing operations 1% if benchmark interest rate is lower with all other variables held constant	$ 551
Increase in Loss from continuing operations if 1% benchmark interest rate is higher with all other variables held constant	469
Bottom of range | Other price risk
Financial Instruments
Decrease in other comprehensive loss from continuing operations if equity prices strengthened 10% with all other variables held constant	466
Top of range | Other price risk
Financial Instruments
Increase in other comprehensive loss from continuing operations if equity prices weakened 10% with all other variables held constant	$ 466